Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2021
Financial assets
Short-term investments	$ 850,000,000	$ 740,000,000
Equity investments	148,000,000	300,000,000
Convertible loans receivable	0		$ 29,000,000.0
Financial liabilities
Foreign currency forward contracts	10,000,000	2,000,000
Total financial liabilities	10,000,000	2,000,000
Fair Value, Inputs, Level 1, Level 2, and Level 3
Financial assets
Money market funds	2,456,000,000	1,914,000,000
Short-term investments	850,000,000	740,000,000
Equity investments	153,000,000	298,000,000
Available-for-sale debt securities	13,000,000	0
Convertible loans receivable	0	34,000,000
Foreign currency forward contracts	0	7,000,000
Total financial assets	3,472,000,000	2,993,000,000
Level 1
Financial assets
Money market funds	2,456,000,000	1,914,000,000
Short-term investments	850,000,000	740,000,000
Equity investments	96,000,000	98,000,000
Available-for-sale debt securities	0	0
Convertible loans receivable	0	0
Foreign currency forward contracts	0	0
Total financial assets	3,402,000,000	2,752,000,000
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	0	0
Level 2
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	0	0
Available-for-sale debt securities	0	0
Convertible loans receivable	0	0
Foreign currency forward contracts	0	7,000,000
Total financial assets	0	7,000,000
Financial liabilities
Foreign currency forward contracts	10,000,000	2,000,000
Total financial liabilities	10,000,000	2,000,000
Level 3
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	57,000,000	200,000,000
Available-for-sale debt securities	13,000,000	0
Convertible loans receivable	0	34,000,000
Foreign currency forward contracts	0	0
Total financial assets	70,000,000	234,000,000
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	$ 0	$ 0